Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit/(loss) attributable to equity holders by the weighted average number of shares outstanding during the year.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS calculations:

	Year ended December 31,
	2025	2024	2023
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders as presented in the income statement	11	(3)	(50)
Less: Dividends on Preferred Shares (see note 25)	(22)	(24)	(24)
Loss attributable to equity holders used in calculating earnings per share	(11)	(27)	(74)
Weighted average number of Ordinary Shares for EPS (millions)	597.7	597.7	597.6
Loss per share	$(0.02)	$(0.05)	$(0.12)

Diluted loss per share is consistent with basic loss per share, as there are no dilutive potential shares during the periods presented above.

Please refer to note 18 for any details of transactions involving Ordinary Shares for the years ended December 31, 2025.